SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

Share incentive plan

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan (the “2018 plan”) for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service, and the 2018 plan was later amended in November 2019. Under the 2018 plan, the maximum aggregate number of shares which may be issued is 25,336,096 ordinary shares. Those share options expired 10 years from the grant date.

The Company’s board of directors and shareholders approved the 2019 Share Incentive Plan (the “2019 Plan”) and amended it in August 2020, for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2019 plan, the maximum aggregate number of shares which may be issued is 17,547,567 ordinary shares, and may increase annually by an amount up to 1.0% of the total number of ordinary shares then issued and outstanding commencing with the first fiscal year beginning January 1, 2021 or such fewer amount as determined by the board of directors. The share options and restricted shares expire 10 years from the date of grant.

Stock options

On November 20, 2021, the Company granted 2,400 stock options with an exercises price of US$0.00001 per share to certain employees, directors and officers. The grant date fair value per option was RMB64.46. The stock options shall vest over a period from immediate to four years. On February 20, 2023, the Company granted 47,300 stock options with an exercises price of US$0.00001 per share, which contains contractual schedules within three years and vesting condition related to the grantee’s individual performance. The weighted average grant date fair value per option was RMB 54.93.

On November 2021 and August 2022, the compensation committee of the board of directors of the Company approved to convert the form of 10,264,366 and 2,816,000 outstanding restricted shares respectively into stock options to purchase the same number of shares as represented by the restricted share with an exercises price of US$0.00001 per share. This conversion did not affect the fair value of the awards immediately before and after the modification as the exercise price is nominal. In addition, there were no other changes to the awards including the vesting conditions and classification. Accordingly, modification accounting is not required and the cost will continue to be recognized based on the grant-date fair-value-based measure.

13.SHARE-BASED COMPENSATION – continued

Share incentive plan - continued

Stock options - continued

The Company used the Black-Scholes model to estimate the fair value of the options granted in 2021 and 2023 using the closing sales price of the shares on the grant date.

The fair value per option was estimated at the date of grant using the following assumptions:

Year ended ,
December 31, 2023
RMB
Risk-free rate of interest	4.13%
Estimated volatility rate	76.20%
Dividend yield	4.70%
Expected life (years)	5.78
Exercise price	USD 0.00001

The risk-free rate of interest is based on the yield to maturity of of US Treasury Strip Bond as of the valuation date. The expected volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options. The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

A summary of option activity during period from January 1, 2023 to December 31, 2023 was as follows:

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at December 31, 2022	10,164,931	0.00001	7.34	736,653	42.51
Options granted in 2023	47,300	0.00001	9.15	2,656	54.93
Options exercised in 2023	(2,210,001)	0.00001	6.56	(124,114)	41.16
Options forfeited in 2023	(94,400)	0.00001	6.82	(5,302)	41.01
Options outstanding at December 31, 2023	7,907,830	0.00001	6.29	444,104	42.98
Options exercisable at December 31, 2023	2,953,360	0.00001	5.89	226,345	44.93
Options vested or expected to be vested at December 31, 2023	7,907,830	0.00001	6.29	444,104	42.98

For the years ended December 31, 2021, 2022 and 2023, the Company recognized share-based compensation expense related to share options of RMB90,812, RMB108,526 and RMB123,981, respectively. For the years ended December 31, 2021, 2022 and 2023, the total fair values of options vested on their respective vesting dates were RMB206,174, RMB136,955 and RMB157,879, respectively The aggregate intrinsic value of options exercised and converted during the years ended December 31, 2021, 2022 and 2023 was RMB414,966, RMB145,549 and RMB124,114 respectively. Total outstanding options not yet exercisable as of December 31, 2023 includes 3,846,510 which will become exercisable based solely on fulfilling a service condition and 30,960 for which an additional performance condition must be met to become exercisable. As of December 31, 2023, there was RMB84,039 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 0.49 years.

13.SHARE-BASED COMPENSATION - continued

Share incentive plan - continued

Restricted Shares

A summary of the restricted shares for the year ended December 31, 2023 was stated below:

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at December 31, 2022	3,155,594	56.99
Granted	579,240	51.43
Vested	(1,089,684)	55.41
Forfeited	(659,182)	61.91
Outstanding at December 31, 2023	1,985,968	54.62

The restricted shares granted shall vest in accordance with contractual schedules over a period from three to four years. In 2022 and 2023, the Company granted 388,900 and 579,240 restricted shares to its employees with the contractual life of 10 years, which contains contractual schedules within four years and vesting condition related to the grantee’s individual performance. The fair value of the restricted shares was determined by the closing sales price of the shares on the grant date, adjusted by the present value of expected dividends to be paid during the vesting period. The weighted-average grant-date fair value per restricted share was RMB68.45, RMB42.73 and RMB 51.43 for the year ended December 31, 2021, 2022 and 2023, respectively. The total fair value of the restricted shares vested was RMB53,686, RMB63,974 and RMB60,376 for the years ended December 31, 2021, 2022 and 2023. For the years ended December 31, 2021, 2022 and 2023, the Company recognized share-based compensation expense related to restricted shares of RMB163,110, RMB91,211 and RMB61,622, respectively. Total outstanding restricted shares as of December 31, 2023 includes 1,112,196 which will become exercisable based solely on fulfilling a service condition and 873,772 for which an addtional performance condition must be met to become exercisable. As of December 31, 2023, there was RMB81,313 of unrecognized compensation cost related to restricted shares that are expected to be recognized over a weighted-average vesting period of 1.35 years.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period. Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	Year ended,	Year ended,	Year ended,
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	75,209	73,945	75,152
Sales and marketing expenses	12,340	4,328	(375)
General and administrative expenses	166,373	121,464	110,827
Total	253,922	199,737	185,604